EQUITY SETTLED SHARE-BASED TRANSACTIONS - Restricted Share Units (Details) - RSUs - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Number of units
Balance at beginning of year (in shares)	9,018,080	7,688,524	9,789,875
Granted (in shares)	463,580	39,877,700	31,924,995	31,924,995
Vested (in shares)	(2,716,500)	(37,631,880)	(30,302,520)
Forfeited (in shares)	(3,164,778)	(916,264)	(3,723,826)
Balance at end of year (in shares)	3,600,382	9,018,080	7,688,524	9,789,875
Weighted average remaining contractual term
Outstanding (in years)	1 year 7 months 6 days	2 years	1 year 1 month 28 days	1 year 3 months
Aggregate intrinsic value
Balance at beginning of year (in dollars)	¥ 28,046	¥ 43,773	¥ 26,171
Balance at end of year (in dollars)	7,550	28,046	43,773	¥ 26,171
Additional disclosures
Fair value at grant date	660	49,210	118,760
Total unrecognized compensation cost related to unvested RSUs	¥ 2,220	11,410	5,380
Recognition period (in years)	1 year 1 month 6 days
Compensation cost	¥ 2,410	91,600	140,630
Income Tax benefit	¥ 0	¥ 0	¥ 0